Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unallocated ESOP
Beginning Balance at Dec. 31, 2010	$ 35,678,150	$ 19,237	$ 16,159,960	$ 20,045,095	$ (150,802)	$ (395,340)
Beginning Balance (in shares) at Dec. 31, 2010		1,923,689
Net income	3,285,683			3,285,683
Other comprehensive income	2,823,292				2,823,292
Stock repurchases (in shares)		(10,000)
Stock repurchases	(138,000)	(100)	(137,900)
Exercise of stock options (in shares)	21,661	21,661
Exercise of stock options	211,568	217	211,351
Less purchase/retirement of stock (in shares)		(14,395)
Less purchase/retirement of stock	(181,941)	(144)	(181,797)
Tax benefit of nonqualified options	4,609		4,609
Common shares held by ESOP, committed to be released	45,121		10,401			34,720
Dividends on common stock, $.30 in 2011 and $.40 in 2012 per share	(563,059)			(563,059)
Ending Balance at Dec. 31, 2011	41,165,423	19,210	16,066,624	22,767,719	2,672,490	(360,620)
Ending Balance (in shares) at Dec. 31, 2011		1,920,955
Net income	3,567,024			3,567,024
Other comprehensive income	224,103				224,103
Stock repurchases (in shares)		(13,600)
Stock repurchases	(230,520)	(136)	(230,384)
Exercise of stock options (in shares)	1,201	1,201
Exercise of stock options	15,499	12	15,487
Tax benefit of nonqualified options	1,291		1,291
Stock-based compensation expense	67,931		67,931
Common shares held by ESOP, committed to be released	58,564		22,324			36,240
Dividends on common stock, $.30 in 2011 and $.40 in 2012 per share	(748,986)			(748,986)
Ending Balance at Dec. 31, 2012	$ 44,120,329	$ 19,086	$ 15,943,273	$ 25,585,757	$ 2,896,593	$ (324,380)
Ending Balance (in shares) at Dec. 31, 2012		1,908,556